Consolidated Statement of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Profit (loss) before income taxes	$ 33,431	$ (10,922)
Adjustments to reconcile profit (loss) before income taxes to net cash flows:
Share-based payment expense	7,174	3,487
Depreciation and amortization	6,735	7,011
Share of net loss of equity-accounted investees	0	6
Net finance expense (income)	(6,946)	23,498
Other adjustments	209	(747)
Changes in working capital:
Change in trade and other receivables	2,385	(5,316)
Change in prepayments	(414)	550
Change in inventories	(349)	(699)
Change in trade and other payables	305	374
Change in deferred revenue	3,850	776
Change in other liabilities	(1,584)	(3,160)
Income taxes (paid) received	(3,552)	230
Net cash flow from operating activities	41,244	15,088
Cash flows from investing activities:
Purchase of equipment	(537)	(2,593)
Development expenditure	(2,114)	(2,923)
Proceeds from sale of shares in associate	0	32,879
Net sale of listed equity instruments	23,414	7,044
Interest income received	1,433	33
Net cash flow from investing activities	22,194	34,441
Cash flows from financing activities:
Proceeds from exercise of share options	394	0
Acquisition of treasury shares	(2,464)	(9,868)
Dividends paid	(12,273)	0
Interests on loans and borrowings	(151)	(103)
Repayment of loans and borrowings	(158)	(184)
Payment of lease liabilities	(2,059)	(2,036)
Net cash flow used in financing activities	(16,711)	(12,192)
Net change in cash and cash equivalents	46,728	37,338
Cash and cash equivalents at beginning of period	52,414	102,876
Effect of exchange rate changes on cash and cash equivalents	(987)	(815)
Cash and cash equivalents at end of period	$ 98,155	$ 139,400